CASH AND BORROWINGS - Net debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans due within one year	$ 27	$ 86
Long-term bank borrowings and finance leases	300	440
Private placement notes	1,123	1,124
Borrowings	1,450	1,650
Cash at bank	(169)	(100)	$ (120)
Net debt	1,281	1,550	1,361	$ 1,613
Currency swaps
Disclosure of detailed information about borrowings [line items]
Balance on derivativies	(2)	1
Net debt	(2)	(1)	2	$ 1
Interest swaps
Disclosure of detailed information about borrowings [line items]
Balance on derivativies	2	(1)
Net debt	$ 2	$ 1	$ (1)